Other long-term debt - Other Long Term Debt (Details) ¥ in Millions					1 Months Ended	12 Months Ended
	Oct. 15, 2021	Jan. 25, 2021	Sep. 17, 2020	Feb. 28, 2017	Feb. 28, 2017	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other Long-term debt
Total principal of other long-term debt						$ 1,468,230,517		$ 1,416,701,102
Less: current portion of other long-term debt						(1,209,149,107)		(1,141,600,901)
Total other long-term debt						259,081,410		275,100,201
Other long term debt						1,209,149,107		1,141,600,901
Real estate properties under development						2,446,216,486		2,368,747,467	$ 3,449,829,092
Real estate properties held for lease						373,467,867		440,300,371	$ 483,108,207
Real estate properties development completed						830,840,167		500,875,235
Property and equipment, net						28,831,111		35,525,933
Collateral Pledged [Member]
Other Long-term debt
Land use rights						424,482,379		333,926,609
Real estate properties held for lease						137,103,470		174,811,201
Other Long-Term Debt [Member]
Other Long-term debt
Less: current portion of other long-term debt						(1,209,149,107)
Total other long-term debt						259,081,410
Other long term debt						1,209,149,107
Other Long-Term Debt [Member] | RMB
Other Long-term debt
Less: current portion of other long-term debt						(588,636,603)
Other long term debt						588,636,603
Other Long-Term Debt [Member] | Collateral Pledged [Member]
Other Long-term debt
Real estate properties under development						336,107,945		129,857,246
Land use rights						145,339,253		44,633,373
Real estate properties held for lease						107,905,636		20,216,787
Real estate properties development completed						54,777,898		2,890,943
Senior Secured Notes [Member] | Collateral Pledged [Member] | US Dollar
Other Long-term debt
Less: current portion of other long-term debt						(879,593,915)
Other long term debt						879,593,915
Property and equipment, net member | Other Long-Term Debt [Member] | Collateral Pledged [Member]
Other Long-term debt
Property and equipment, net						14,060,566		18,050,265
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Other Long-term debt
Maturity date				Feb. 28, 2021	Feb. 28, 2021
Stated rate				7.75%	7.75%
June 2022 Senior notes due on June 29, 2022 at 12.00% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 79,646,560		78,997,031
Maturity date						Jun. 29, 2022
Stated rate						12.00%	12.00%
June 2022 Senior notes due on June 29, 2022 at 14.00% [Member] | Other Long-Term Debt [Member]
Other Long-term debt
Total principal of other long-term debt						$ 260,540,750		394,641,160
June 2022 Senior notes due on June 29, 2022 at 14.00% [Member] | Senior Secured Notes [Member]
Other Long-term debt
Less: current portion of other long-term debt | ¥							¥ (545.3)
Other long term debt | ¥							¥ 545.3
September 2023 Senior notes due on September 17, 2023 at 14.50% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 249,723,695		253,096,367
Maturity date			Sep. 17, 2023			Sep. 17, 2023
Stated rate			14.50%			14.50%	14.50%
October 2023 Notes Due on October 15, 2023 at 14.20% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 131,475,779		132,576,797
Maturity date	Oct. 15, 2023					Oct. 15, 2023
Stated rate	14.20%					14.20%	14.20%
January 2024 Notes Due on January 25, 2024 at 14.00% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 260,540,750		262,064,363
Maturity date		Jan. 25, 2024				Jan. 25, 2024
Stated rate		14.00%				14.00%	14.00%
Corporate Bonds Due On November 13 2025 At 8.35% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 25,257,603		27,747,400
Maturity date						Nov. 13, 2025
Stated rate						8.35%	8.35%
Corporate Bonds Due On Januray 4, 2026 at 8.35% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 14,049,622		15,347,334
Stated rate						8.35%	8.35%
Loan from Ping Trust Co. Ltd Due May 31.2022 At 12.80 [Member]
Other Long-term debt
Total principal of other long-term debt						$ 20,898,544		35,603,934
Maturity date						May 31, 2023
Stated rate						12.80%	12.80%
China Huarong Asset Management Co., Ltd, Due April 20, 2022 at 12.00% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 32,880,567		42,348,291
Maturity date						Apr. 20, 2022
Stated rate						12.00%	12.00%
China Huarong Asset Management Co., Ltd, Due November 27, 2022 at 12.00% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 19,093,702		20,857,318
Maturity date						Nov. 27, 2022
Stated rate						12.00%	12.00%
Loan from Chang 'an international trust Co., Ltd, Due December 10, 2023 at 9.00% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 155,069,925		169,393,164
Maturity date						Dec. 10, 2023
Stated rate						9.00%	9.00%
Loan from Min Sheng Finance Lease Co., Ltd Due July 15, 2023 at 5.85% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 4,842,975		6,452,550
Maturity date						Jul. 15, 2023
Stated rate						5.85%	5.85%
Loan from Daye Trust Co., Ltd Due August 31, 2022 at 11.50% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 86,149,958		94,107,314
Maturity date						Aug. 31, 2022
Stated rate						11.50%	11.50%
Loan from Daye Trust Co., Ltd Due October 16, 2022 at 14.50% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 28,716,653		34,506,015
Maturity date						Oct. 16, 2022
Stated rate						14.50%	14.50%
Loan from Hubei Tian Qian Asset Management Co., Ltd Due July 14, 2022 at 13.00% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 22,973,322		35,989,774
Maturity date						Jul. 14, 2022
Stated rate						13.00%	13.00%
Loan from China Minsheng Trust Co., Ltd Due January 22, 2023 at 10.00% [Member]
Other Long-term debt
Total principal of other long-term debt								15,684,552
Maturity date						Jan. 22, 2023
Stated rate						10.00%	10.00%
Kent EB-5 LLC Loan due on January 23, 2022 at 5.95%
Other Long-term debt
Total principal of other long-term debt								41,928,898
Maturity date						Jan. 23, 2022
Stated rate						5.95%	5.95%
Loan from 135-35 NORTHERN BLVD 1&2 LLC, Due May 1, 2021 at 8.5% [Member]
Other Long-term debt
Total principal of other long-term debt								30,000,000
Maturity date						May 01, 2021
Stated rate						8.50%	8.50%
Loan from Ares Management Due January 12, 2024 at 10.05% [Member]
Other Long-term debt
Total principal of other long-term debt						$ 82,144,392		120,000,000
Maturity date						Jan. 12, 2024
Stated rate						10.05%	10.05%
Loan from Qingdao Xifa Commercial Factoring Co., Ltd, Due June 20,2023 at 9.00%
Other Long-term debt
Total principal of other long-term debt						$ 43,074,979		0
Stated rate						9.00%	9.00%
Loan from Qingdao Haifa Finance Leasing Co., Ltd, Due January 24,2024 at 9.00%
Other Long-term debt
Total principal of other long-term debt						$ 1,952,732		0
Stated rate						9.00%	9.00%
Loan from Qingdao West Coast Small Loan Co., Ltd, Due January 24,2024 at 9.00%,
Other Long-term debt
Total principal of other long-term debt						$ 4,307,498		0
Stated rate						9.00%	9.00%
Loan from Qingdao Rongfu Huijin Asset Management Co., Ltd, Due May 20,2024 at 9.00%
Other Long-term debt
Total principal of other long-term debt						$ 35,895,816
Stated rate						9.00%	9.00%
Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company, Due August 30,2025 at 2.80% to 3.00%
Other Long-term debt
Total principal of other long-term debt						$ 7,753,496
Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company, Due August 30,2025 at 2.80% to 3.00% | Minimum [Member]
Other Long-term debt
Stated rate						2.80%	2.80%
Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company, Due August 30,2025 at 2.80% to 3.00% | Maximum [Member]
Other Long-term debt
Stated rate						3.00%	3.00%
Loan from China Development Bank Henan Branch, Due August 30,2025 at 2.80% to 7.00%
Other Long-term debt
Total principal of other long-term debt						$ 85,575,625		$ 0
Loan from China Development Bank Henan Branch, Due August 30,2025 at 2.80% to 7.00% | Minimum [Member]
Other Long-term debt
Stated rate						2.80%	2.80%
Loan from China Development Bank Henan Branch, Due August 30,2025 at 2.80% to 7.00% | Maximum [Member]
Other Long-term debt
Stated rate						7.00%	7.00%
Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd, Due August 30,2025 at 2.80% to 3.20%
Other Long-term debt
Total principal of other long-term debt						$ 143,583
Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd, Due August 30,2025 at 2.80% to 3.20% | Minimum [Member]
Other Long-term debt
Stated rate						2.80%	2.80%
Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd, Due August 30,2025 at 2.80% to 3.20% | Maximum [Member]
Other Long-term debt
Stated rate						3.20%	3.20%
Loan from Kriss Capital LLC, Due April 4, 2023 at 7.50%
Other Long-term debt
Total principal of other long-term debt						$ 36,137,739
Maturity date						Apr. 04, 2023
Stated rate						7.50%	7.50%
Loan from Mezzanine Loan, Due October 4, 2023 at 10.30%
Other Long-term debt
Total principal of other long-term debt						$ 5,500,000
Maturity date						Oct. 04, 2023
Stated rate						10.30%	10.30%
Loan from Mezzanine Loan Two
Other Long-term debt
Total principal of other long-term debt						$ 34,425,000
Maturity date						Oct. 04, 2023
Stated rate						10.30%	10.30%